Investment Income - Summary of Investment Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of investment income [line items]
Interest income	€ 6,052	€ 6,479	€ 7,087
Dividend income	1,164	1,180	1,306
Rental income	121	129	133
Investment income	7,338	7,788	8,525
Aegon N.V [member]
Disclosure of investment income [line items]
Interest income from intercompany loans	65	104
Interest income from derivatives	18	17
Investment income	83	121
Investment income related to general account [member]
Disclosure of investment income [line items]
Investment income	5,394	5,737	6,099
Investment contracts for account of policyholders [member]
Disclosure of investment income [line items]
Investment income	€ 1,944	€ 2,051	€ 2,426